Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	95-3298140
EBP, Plan Number	002
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	$ 17,162,468